Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy regarding the timing of awards of stock options, stock appreciation rights ("SARs") and/or similar option-like instruments grants to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award. In fiscal year 2025, none of our NEOs have been granted any options to purchase shares of our Common Stock, SARs or similar option-like instruments.